FINANCIAL INSTRUMENTS AND RISKS (Details 6) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(29.0)
Sensitivity value level, adverse scenario	(1,203.0)
Sensitivity value level, remote scenario	(2,405.0)
Commodities Hedge [Member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(76.2)
Sensitivity value level, probable scenario	(37.2)
Sensitivity value level, adverse scenario	1,180.5
Sensitivity value level, remote scenario	2,437.3
Commodities Hedge [Member] | Input Purchases Affecting The Commodity Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	76.2
Sensitivity value level, probable scenario	34.0
Sensitivity value level, adverse scenario	(1,247.5)
Sensitivity value level, remote scenario	(2,571.2)
Foreign Currency Exchange Hedge [Member] | Input Purchases Affecting The Commodity Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(1,067.2)
Sensitivity value level, probable scenario	(1,203.2)
Sensitivity value level, adverse scenario	(4,983.8)
Sensitivity value level, remote scenario	(8,898.4)
Foreign Currency Exchange Hedge [Member] | Foreign Exchange Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	1,067.2
Sensitivity value level, probable scenario	1,177.4
Sensitivity value level, adverse scenario	3,887.8
Sensitivity value level, remote scenario	6,708.3
Foreign Currency Exchange Hedge [Member] | Foreign Currency Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	10.0
Sensitivity value level, probable scenario	10.8
Sensitivity value level, adverse scenario	62.0
Sensitivity value level, remote scenario	114.0
Foreign Currency Exchange Hedge [Member] | Capex Purchases Affecting The Foreign Currency Exchange Risk Portion Of The Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(10.0)
Sensitivity value level, probable scenario	(10.8)
Sensitivity value level, adverse scenario	(62.0)
Sensitivity value level, remote scenario	(114.0)
Foreign Currency Exchange Hedge [Member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Foreign Currency Exchange Hedge [Member] | Expenses That Affect The Foreign Currency Exchange Risk Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	3.5
Sensitivity value level, probable scenario	3.8
Sensitivity value level, adverse scenario	18.1
Sensitivity value level, remote scenario	31.8
Foreign Currency Exchange Hedge [Member] | Foreign Currency Exchange Risk Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(3.5)
Sensitivity value level, probable scenario	(3.8)
Sensitivity value level, adverse scenario	(58.1)
Sensitivity value level, remote scenario	(112.8)
Foreign Currency Exchange Hedge [Member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario	(40.0)
Sensitivity value level, remote scenario	(81.0)
Commodities And Foreign Exchange Hedges [Member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(29.0)
Sensitivity value level, adverse scenario	(1,163.0)
Sensitivity value level, remote scenario	R$ (2,324.0)